Schedule of Operating Segments (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
External revenue	₪ 388,684	₪ 219,677	₪ 65,035
Other expenses, net	2,128	2,971	4,563
Operating Profit (loss)	50,627	28,185	(38,400)
Segment assets	958,007	696,545
Segment liabilities	436,530	227,133
Cannabis Segment [Member]
IfrsStatementLineItems [Line Items]
External revenue	388,684	219,677	65,035
Segment profit (loss)	68,552	44,646	14,250
Segment assets	886,184	551,435	114,559
Segment liabilities	526,285	132,562	23,935
Biomed Segment [Member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)	(174)	(1,868)	(37,195)
Segment assets	2,770	2,895	3,517
Segment liabilities
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)
Segment assets	69,053	131,994	208,194
Segment liabilities	(89,755)	94,571	10,226
Reportable segments [member]
IfrsStatementLineItems [Line Items]
External revenue	388,684	219,677	65,035
Segment profit (loss)	68,378	42,778	(22,945)
General and administrative expenses not attributable to segments	(15,623)	(11,620)	(10,892)
Other expenses, net	(2,128)	(2,971)	(4,563)
Operating Profit (loss)	50,627	28,187	(38,400)
Segment assets	958,007	686,324	326,270
Segment liabilities	₪ 436,530	₪ 227,133	₪ 34,161